Intangible Assets, Net (Schedule of estimated amortization expense) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 2,872
2027	2,861
2028	2,445
2029	400
2030	$ 385